FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 3,982	$ 3,056
Disclosure of financial liabilities [line items]
Financial liabilities	25,622	17,714
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	490	373
Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	25,132	17,341
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	962	1,115
Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	89	64
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	2,931	1,877
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	2,475	1,993
Corporate borrowings | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	2,475	1,993
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	18,544	13,113
Non-recourse borrowings (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	18,544	13,113
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	2,410	1,308
Accounts payable and other | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	2,410	1,308
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Preferred shares | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	2,173	1,280
Financial liabilities (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	490	373
Financial liabilities (current and non-current) | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial liabilities (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,683	907
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	827	540
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	827	540
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	1,960	1,171
Accounts receivable and other | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	1,960	1,171
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	1,053	1,172
Financial assets (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	893	989
Financial assets (current and non-current) | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	16	17
Financial assets (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	144	166
Marketable securities
Disclosure of financial assets [line items]
Financial assets	142	173
Marketable securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	69	126
Marketable securities | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	73	47
Marketable securities | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0